Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Balanced II

Supplement to the Currently Effective Class R, R4 and I3 Prospectus, Summary Prospectus and Statement of Additional Information

* * *

Class R and I3 shares of the fund are now available for purchase. The fund is available only to the shareholders of Transamerica Partners Balanced and Transamerica Partners Balanced Portfolio at the time of the reorganizations into the fund.

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.

The fund acquired the assets and assumed the liabilities of two Transamerica Partners funds, including Transamerica Partners Balanced (the “predecessor fund”), on September 15, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R shares of the fund. The performance of Class R shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the estimated annual operating expenses of Class R shares.

The past performance shown below is for Class R shares. Although Class I3 shares would have similar annual returns as Class R shares because the classes are invested in the same portfolio of securities, the returns for Class I3 shares will differ from Class R shares to the extent that the classes have different expenses. Performance information for Class I3 shares will be included in a future prospectus after the class has been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Prior to July 9, 2010, different sub-advisers managed the predecessor fund and used different investment strategies. The performance set forth prior to that date is attributable to those previous sub-advisers.

Prior to May 1, 2014, the predecessor fund had a different fixed-income sub-adviser and used different investment strategies for the predecessor fund’s fixed-income component. The performance set forth for the period between July 9, 2010 and April 30, 2014 is partly attributable to that previous fixed-income sub-adviser.

Annual Total Returns (calendar years ended December 31) – Class R

	Quarter Ended	Return

Best Quarter:	6/30/2009	13.49%
Worst Quarter:	12/31/2008	-14.11%

Average Annual Total Returns (periods ended December 31, 2016) – Class R

	1 Year	5 Years	10 Years	Inception Date
Transamerica Balanced II	7.69%	9.52%	5.21%	07/05/1994
S&P 500® (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%

* * *

Investors Should Retain this Supplement for Future Reference

September 15, 2017

Transamerica Balanced II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Balanced II

Supplement to the Currently Effective Class R, R4 and I3 Prospectus, Summary Prospectus and Statement of Additional Information

* * *

Class R and I3 shares of the fund are now available for purchase. The fund is available only to the shareholders of Transamerica Partners Balanced and Transamerica Partners Balanced Portfolio at the time of the reorganizations into the fund.

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.

The fund acquired the assets and assumed the liabilities of two Transamerica Partners funds, including Transamerica Partners Balanced (the “predecessor fund”), on September 15, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R shares of the fund. The performance of Class R shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the estimated annual operating expenses of Class R shares.

The past performance shown below is for Class R shares. Although Class I3 shares would have similar annual returns as Class R shares because the classes are invested in the same portfolio of securities, the returns for Class I3 shares will differ from Class R shares to the extent that the classes have different expenses. Performance information for Class I3 shares will be included in a future prospectus after the class has been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Prior to July 9, 2010, different sub-advisers managed the predecessor fund and used different investment strategies. The performance set forth prior to that date is attributable to those previous sub-advisers.

Prior to May 1, 2014, the predecessor fund had a different fixed-income sub-adviser and used different investment strategies for the predecessor fund’s fixed-income component. The performance set forth for the period between July 9, 2010 and April 30, 2014 is partly attributable to that previous fixed-income sub-adviser.

Annual Total Returns (calendar years ended December 31) – Class R

	Quarter Ended	Return

Best Quarter:	6/30/2009	13.49%
Worst Quarter:	12/31/2008	-14.11%

Average Annual Total Returns (periods ended December 31, 2016) – Class R

	1 Year	5 Years	10 Years	Inception Date
Transamerica Balanced II	7.69%	9.52%	5.21%	07/05/1994
S&P 500® (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%

* * *

Investors Should Retain this Supplement for Future Reference

September 15, 2017

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.

The fund acquired the assets and assumed the liabilities of two Transamerica Partners funds, including Transamerica Partners Balanced (the “predecessor fund”), on September 15, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R shares of the fund. The performance of Class R shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the estimated annual operating expenses of Class R shares.

The past performance shown below is for Class R shares. Although Class I3 shares would have similar annual returns as Class R shares because the classes are invested in the same portfolio of securities, the returns for Class I3 shares will differ from Class R shares to the extent that the classes have different expenses. Performance information for Class I3 shares will be included in a future prospectus after the class has been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Prior to July 9, 2010, different sub-advisers managed the predecessor fund and used different investment strategies. The performance set forth prior to that date is attributable to those previous sub-advisers.

		Prior to May 1, 2014, the predecessor fund had a different fixed-income sub-adviser and used different investment strategies for the predecessor fund’s fixed-income component. The performance set forth for the period between July 9, 2010 and April 30, 2014 is partly attributable to that previous fixed-income sub-adviser.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class I3 shares will be included in a future prospectus after the class has been in operation for one calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamerica.com/individual/products/mutual-funds/performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) – Class R
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Return

Best Quarter:	6/30/2009	13.49%
Worst Quarter:	12/31/2008	-14.11%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016) – Class R
Transamerica Balanced II | R
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	1.21%
2008	rr_AnnualReturn2008	(27.15%)
2009	rr_AnnualReturn2009	22.60%
2010	rr_AnnualReturn2010	13.36%
2011	rr_AnnualReturn2011	3.02%
2012	rr_AnnualReturn2012	12.80%
2013	rr_AnnualReturn2013	17.65%
2014	rr_AnnualReturn2014	10.35%
2015	rr_AnnualReturn2015	(0.08%)
2016	rr_AnnualReturn2016	7.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.11%)
1 Year	rr_AverageAnnualReturnYear01	7.69%
5 Years	rr_AverageAnnualReturnYear05	9.52%
10 Years	rr_AverageAnnualReturnYear10	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 1994
Transamerica Balanced II | S&P 500® (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Transamerica Balanced II | Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%